Inventories (Details) - Schedule of Inventory Reserve - Inventories [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Inventories (Details) - Schedule of Inventory Reserve [Line Items]
Balance at beginning of year	¥ 10,233	¥ 10,792
Additional charge	688	326
Foreign currency translation difference	(1)	(885)
Balance at the end of year	¥ 10,920	¥ 10,233